Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Sales and Purchase Commitments

As of December 31, 2022, the Company has committed to sell to certain customers a minimum of 80,100 MT to a maximum of 127,200 MT bunkers with delivery to be made in 2023. The Company did not have any purchase contracts, under which it was agreed to purchase any bunkers in the same period.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, and the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on its consolidated financial position, cash flows or results of operations. As of December 31, 2022 and 2021, the Company is not a party to any material legal or administrative proceedings and did not have any significant contingencies.